RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Directors and officers of the Company	75	21
Related company	3	7
Total	78	28

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advance represent as well as investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Due from related party	214	55
Advance	-	50
Investment	112	48
Total	326	153

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	June 30, 2020
Geological consulting fees – expensed	-	5
Management fees – expensed	386	249
Salaries - expensed	-	81
Share-based payments	621	671
Total	1,007	1,006